Income Taxes - Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Abstract]
Provision for income tax at the applicable statutory tax rate	₱ 6,845	₱ 4,371	₱ 6,621
Tax effects of:
Nondeductible expenses	1,235	784	3,239
Equity share in net losses (earnings) of associates and joint ventures	26	(872)	(354)
Difference between Optional Standard Deduction, or OSD, and itemized deductions	(22)	(22)	(20)
Income subject to final tax	(297)	(2,545)	(2,879)
Income subject to lower tax rate	(750)	(520)	(168)
Income not subject to income tax	(1,827)	(301)	(35)
Net movement in unrecognized deferred income tax assets and other adjustments	(1,368)	208	(4,495)
Actual provision for corporate income tax	₱ 3,842	₱ 1,103	₱ 1,909